Investor A C Institutional and Class R [Member] Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic 2065 Fund - Investor C Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 162
Expense Example, No Redemption, 3 Years	546
Expense Example, No Redemption, 5 Years	955
Expense Example, No Redemption, 10 Years	$ 1,901